REVENUE - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Disaggregation of Revenue [Line Items]
REVENUE	REVENUE
Major Solutions/Service Offerings
The following table summarizes revenues from our major solutions/service offerings:

	For the Three Months Ended March 31,
	2026	2025
Tokenization	$11,135,205	$11,261,663
Asset Servicing	8,343,261	2,772,356
Total	$19,478,466	$14,034,019
Tokenization
Tokenization revenue consists of services related to ecosystem expansion, as well as the trading, enhancement of utility, and distribution of digital assets. Revenue from on-chain contracts is recognized at a point in time upon completion of blockchain integration, when the technical integration is complete. Revenue from trading activities is recognized at a point in time when the related trades are executed. In addition to integration services, tokenization arrangements typically include performance obligations for ongoing maintenance and support services, with the associated revenue recognized ratably over the contractual term. Placement fees associated with making assets available for distribution are recognized either at a point in time or over the contract period, depending on the specific terms of the agreement.
Asset Servicing
Asset Servicing revenue includes fees earned for ongoing operational and administrative services provided to issuers, asset managers, and investors throughout the lifecycle of a fund or digital asset. These services include recordkeeping, transfer processing, fund accounting, and compliance support. Fees related to setup activities, including the initial recording of investor information on the blockchain and investor onboarding procedures such as know your customer (“KYC”) verification and accreditation, are recognized at a point in time when the initial services are delivered, while recurring service fees are recognized over time over the agreement term for those support services which are made available equally over the contract terms.
Contract Assets and Deferred Revenue
The table below summarizes changes in contract assets for the three months ended March 31, 2026:

March 31, 2026
Beginning balance – December 31, 2025	$15,271,214
Revenue recognized	10,539,342
Reclassified to accounts receivable	(11,991,344)
Ending balance – March 31, 2026	$13,819,212
The table below summarizes changes in deferred revenue for the three months ended March 31, 2026:

March 31, 2026
Beginning balance – December 31, 2025	$6,503,357
Revenue deferred	3,657,704
Revenue recognized	(8,658,401)
Ending balance – March 31, 2026	$1,502,660
During the three months ended March 31, 2026, the Company recognized $5,079,101 in revenue that was included in the beginning deferred revenue balance of $6,503,357 as of December 31, 2025. During the three months ended March 31, 2025, the Company recognized $2,770,231 in revenue that was included in the beginning deferred revenue balance of $3,075,369 as of December 31, 2024.
As of March 31, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations that are unsatisfied or partially unsatisfied was $6,819,759. The Company expects to recognize approximately $1,874,405 during the remainder of 2026, $2,502,800 during 2027, and $2,442,554 thereafter.
REVENUE
Major Solutions/Service Offerings
The following table summarizes revenues from our major solutions/service offerings:

	For the Year Ended December 31,
	2025	2024
Tokenization	$37,411,171	$10,103,109
Asset Servicing	24,740,969	8,533,061
Total	$62,152,140	$18,636,170
Tokenization
Tokenization revenue consists of services related to ecosystem expansion, as well as the trading, enhancement of utility, and distribution of digital assets. Revenue from on-chain contracts is recognized at a point in time upon completion of blockchain integration, when the technical integration is complete. Revenue from trading activities is recognized at a point in time when the related trades are executed. In addition to integration services, tokenization arrangements typically include performance obligations for ongoing maintenance and support services, with the associated revenue recognized ratably over the contractual term. Placement fees associated with making assets available for distribution are recognized either at a point in time or over the contract period, depending on the specific terms of the agreement.
Asset Servicing
Asset Servicing revenue includes fees earned for ongoing operational and administrative services provided to issuers, asset managers, and investors throughout the lifecycle of a fund or digital asset. These services include recordkeeping, transfer processing, fund accounting, and compliance support. Fees related to setup activities, including the initial recording of investor information on the blockchain and investor onboarding procedures such as know your customer (“KYC”) verification and accreditation, are recognized at a point in time when the initial services are delivered, while recurring service fees are recognized over time over the agreement term for those support services which are made available equally over the contract terms.
Contract Assets and Deferred Revenue
The following table shows contract assets as of the dates below:

	December 31,
	2025	2024
Beginning balance	$4,768,725	$—
Revenue recognized	35,637,032	4,885,901
Reclassified to accounts receivable	(25,134,543)	(117,176)
Ending balance	$15,271,214	$4,768,725
The Company notes the increase in contract assets during the year ended December 31, 2025 is primarily related to revenue recognized from the Company’s on-chain revenue contracts at the point in time the integration of the customers’ blockchain is completed, which typically occurs towards the beginning of each contract and reflects when the customer receives the benefit of the integrated blockchain becoming available for product launches. Payments related to these integrations are subsequently invoiced, at which point the contract asset balances are reclassified to accounts receivable. Included within the contract asset balance as of December 31, 2025 is $6,306,046 in unbilled receivables related to customers from which the Company has an unconditional right to payment, but has not yet issued invoices.
The Company notes that the increase in contract assets during the year ended December 31, 2024 is derived primarily from one contract with a customer in which the customer is obligated to pay the full annual fee only if the Company achieves all required annual milestones. The Company notes that as of December 31, 2024, not all milestones had been met, and therefore payment was not yet due. However, the Company recognized in revenue the portion of the transaction price allocated to the completed milestones and the corresponding amount was recorded as a contract asset as of December 31, 2024.
The following table shows deferred revenue as of the dates below:

	December 31,
	2025	2024
Beginning balance	$3,075,369	$461,208
Revenue deferred	33,199,862	3,286,767
Revenue recognized	(29,771,874)	(672,606)
Ending balance	$6,503,357	$3,075,369
During the year ended December 31, 2025, the Company recognized $2,852,604 in revenue that was included in the beginning deferred revenue balance of $3,075,369 as of December 31, 2024. During the year ended December 31, 2024, the Company recognized in revenue the entirety of the amount included in the beginning deferred revenue balance of $461,208 as of December 31, 2023.
As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations that are unsatisfied or partially unsatisfied was $4,774,680. The Company expects to recognize approximately $1,649,063 during 2027, and $1,192,753 thereafter.